Annual Fund Operating Expenses - Parnassus Endeavor Fund	May 01, 2021
Investor Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.21%
Component2 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	none
Net Expenses (as a percentage of Assets)	0.94%	[1]
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	none
Component2 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.71%	[1]

[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total annual fund operating expenses to 0.94% of net assets for the Parnassus Endeavor Fund—Investor Shares and to 0.71% of net assets for the Parnassus Endeavor Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2022 and may be continued indefinitely by the investment adviser on a year-to-year basis.